Stockholders’ equity	12 Months Ended
Jan. 03, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Stockholders’ equity
21.	Stockholders’ equity

Stockholders’ equity as of January 3, 2021 and as of December 31, 2019 and 2018 by number of shares, is as follows:

	Betterware de México, S.A.B. de C.V.	Betterware de México, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. (1)
	As of January 3, 2021	As of December 31, 2019	As of December 31, 2018

Fixed capital	10,000	5,000	5,000
Variable capital	36,574,968	5,032,939	3,654,378
	36,584,968	5,037,939	3,659,378

(1)	As of December 31, 2019 and 2018, for the 2019 and 2018 periods, the Group presented combined financial statements including Betterware and BLSM as they were entities under common control. The Group previously prepared combined statements of changes in net parent investment when all periods presented represented the combined results of both entities. As a result of the merger in March 2020, which resulted in BLSM becoming a wholly owned subsidiary of Betterware and the issuance of shares to the existing shareholders of such entities, the Group now prepares consolidated financial statements as of such date. The Group has therefore presented a combined statement of changes in stockholders’ equity for the 2019 period and for the year ended December 31, 2018 (presenting the net parent investment gross by including contributed capital and retained earnings, rather than net as presented in prior years), as management believes it is a preferable presentation for comparability purposes with the existing share structure and presentation applicable to the consolidated financial statements as of January 3, 2021 and for the 2020 period.

The capital stock is represented by fully subscribed and paid common shares with no par value, with the exception of fixed capital, for which the par value per share is Ps. 10. The variable capital stock is unlimited. As of January 3, 2021 the Company had 1,015,072 treasury shares.

2020

On March 10, 2020, DD3 was merged into Betterware. Due to the merger, which resulted in the Company increased its variable capital by issuing shares to the previous shareholders of DD3 by Ps.181,865, less issuance costs of Ps.16,736. On the same date, a liability of Ps. 55,810 for the fair value of the assumed warrants obligation was recognized.

On October 2, 2020, the Ordinary Shareholders’ Meeting approved an increase in the Company’s variable capital by an amount of Ps. 89,235, due to the cash exercise of 352,256 warrants, equivalent to 352,256 shares.

On November 9, 2020, the Ordinary Shareholders’ Meeting approved an increase in the Company’s variable capital by an amount of Ps. 27,183, due to the cash exercise of 109,874 warrants, equivalent to 109,874 shares.

On November 9, 2020, the Ordinary Shareholders’ Meeting approved an increase in the Company’s share premium by an amount of Ps. 860,571, due to the cashless exercise of 3,520,489 warrants as of such date and as part of the redemption (see Note 1.f), equivalent to 1,301,293 shares.

On December 14, 2020, the Ordinary Shareholders’ Meeting approved the merger of Promotora Forteza (a commonly controlled entity) into Betterware. As part of the merger stockholders’ equity increased Ps. 4,724.

As of January 3, 2021, and as a result of the exercise of the purchase option of units by its holders (see note 18.2) and the share-based payments granted to certain directors and executives (see note 22), the total capital increase in share premium amounted Ps. 909,428.

2018

On February 13, 2018, the Ordinary General Shareholders’ Meeting of Betterware agreed to reduce the capital stock by Ps. 97,921. On December 5, 2018, as part of the unanimous resolutions adopted outside the Shareholders’ Meeting, it was agreed to increase capital stock by Ps. 20.

Dividends

2020

On January 10, 2020, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 70,000, which were paid in cash on January 10, 2020. Part of this amount (Ps. 42,739) was paid to Campalier based on its shareholding. The dividend per share was Ps. 2.32.

On May 8, 2020, the General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in the fiscal year 2020 in the amount of Ps. 100,000, which were paid in cash on May 28, 2020. Part of this amount (Ps. 53,522) was paid to Campalier based on its shareholding. The dividend per share was Ps. 2.90.

On August 17, 2020, the Ordinary General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in fiscal year 2020 in the amount of Ps. 330,000, which were paid in cash on August 20, 2020. Part of this amount (Ps. 176,621) was paid to Campalier based on their shareholding. The dividend per share was Ps. 9.27.

On November 9, 2020, the Ordinary General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in the fiscal year 2020 in the amount of Ps. 330,000, which were paid in cash on November 19, 2020. Part of this amount (Ps. 168,136) was paid to Campalier based on their shareholding. The dividend per share was Ps. 9.11.

2019

On May 29, 2019, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 128,000 which were paid in cash. Part of this amount (Ps. 78,151) was paid to Campalier based on its equity interest.

On October 8, 2019, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 150,000 which were paid in cash. Part of this amount (Ps. 91,583) was paid to Campalier based on its equity interest.

2018

On February 13, 2018, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 79,080, which were paid in cash. Part of this amount (Ps. 46,696) was paid to Campalier based on its equity interest.

On November 28, 2018, the Ordinary General Shareholders’ Meeting approved payment of dividends from profits generated in the year, for an amount of Ps. 111,000, which were paid in cash. Part of this amount (Ps. 65,545) was paid to Campalier based on its equity interest.

On December 4, 2018, the Ordinary General Shareholders’ Meeting approved payment of dividends from profits generated in the year, in the amount of Ps. 110,000. From this amount, Ps. 45,045 was paid in cash; while the remaining for Ps. 64,955 was paid on March 31, 2019, hence it is included as a liability in the consolidated and combined statement of financial position.

Legal reserve

Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of January 3, 2021 and December 31, 2019, the legal reserve, in historical pesos, was Ps. 10,679 and Ps. 10,370, respectively and it is included in retained earnings.